Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Line Items]
Provision (benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2024	2023	2022
Current	140,423	$153,611	$102,197
Deferred	(45,673)	(60,212)	(3,292)
Income taxes	94,750	$93,399	$98,905

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2024	2023
Deferred tax assets:
Deferred revenue	$24,507	$15,214
Employee compensation and benefits	113,431	101,400
Intangible assets and computer software	50,564	59,977
Tax credits, net capital and operating loss carryforwards	170,591	142,260
Lease liabilities	37,130	41,777
Other	76,908	73,737
Total deferred tax assets	473,131	434,365
Valuation allowances	(61,513)	(66,165)
Total deferred tax assets, net	411,618	368,200
Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(33,339)	(48,943)
Intangible assets and computer software	(116,966)	(115,092)
Lease assets	(33,215)	(35,607)
Other	(46,780)	(48,718)
Total deferred tax liabilities	(230,300)	(248,360)
Net deferred tax assets	$181,318	$119,840

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2024	2023	2022
Balance at beginning of fiscal year	$196,949	$213,031	$195,196
Additions based on tax positions related to the current year	23,267	22,181	22,386
Additions for tax positions of prior years	15,840	18,477	8,359
Reductions for tax positions of prior years	(4,613)	(16,096)	(7,262)
Settlements with tax authorities(1)	(48,622)	(27,737)	(1,344)
Lapse of statute of limitations	(30,999)	(12,907)	(4,304)
Balance at end of fiscal year	$151,822	$196,949	$213,031

Guernsey Tax Rate [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2024	2023	2022
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	16.0	14.7	15.3
Effective income tax rate	16.0%	14.7%	15.3%

(1) Foreign taxes for the year ended Sep 30, 2024:

In fiscal year 2024, foreign taxes included a total amount of releases of gross unrecognized tax benefits of $81,556, relating primarily to settlements of tax audits, and expiration of the periods set forth in statutes of limitations in certain jurisdictions. Part of the releases amount was offset by an increase in taxes payables, and tax payments, and, as a result, a net benefit of $47,770 was included within income tax expense for fiscal year 2024.

Foreign taxes in fiscal year 2024 also included a recognition of tax benefit of $17,465 resulting from a creation of a deferred tax asset due to a change in measurement following a tax ruling in a certain jurisdiction in which the Company operates.

(1) Foreign taxes for the year ended Sep 30, 2023:

In fiscal year 2023, the Company recorded a tax benefit of $22,700 related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding relating to the acquisition of TEOCO’s service assurance business and the construction of its Israeli campus.

Foreign taxes in fiscal year 2023 also included a benefit of $40,644 relating to release of gross unrecognized tax benefits due to settlements of tax audits and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by tax payments and, as a result, a net benefit of $16,232 was included within income tax expense for fiscal year 2023.

Foreign taxes in fiscal year 2023 also included a recognition of tax benefit of $11,566 resulting from internal structural changes in certain jurisdictions in which the Company operates, a benefit of $9,236 due to a change in measurement of a deferred tax liability following a regulatory clarification, and a benefit of $3,142 relating to changes in tax regulations in certain jurisdictions.

As previously disclosed in the Company’s Annual Report on Form 20-F for fiscal year 2022, the Company's primary Israeli subsidiary has elected, during fiscal year 2022, to pay the reduced corporate tax on all of its “previously exempt earnings” based on a temporary order of the Israeli budget law. Following this election, payment of this tax, was made during fiscal year 2023. The impact of this election on income taxes was already reflected in fiscal year 2022.

(1) Foreign taxes for the year ended Sep 30, 2022:

In fiscal year 2022, the Company recorded a tax benefit of $37,000 related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding decisions relating to the construction of its new Israeli campus; such funding decisions have also taken into consideration recent changes in Israeli law and the recent application of the Preferred Technological Enterprise regime to the company’s main Israeli operating subsidiary.

Foreign taxes in fiscal year 2022 also included a benefit of $8,871 relating to changes in tax regulations in certain jurisdiction, and an expense of $3,193 for the estimated additional tax charge as a result of the gain from sale of a business (see also Note 3).

Foreign taxes in fiscal year 2022 also included a total amount of releases, net of additions related to prior years, of gross unrecognized tax benefits of $4,757 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions.

Foreign taxes in fiscal year 2022 also included an expense of $1,211 resulting from the creation of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will not likely be realized due to the Company’s projections of future taxable income.